Share-Based Payments - Schedule of the Movement of Share-Based Payment Reserves (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of the Movement of Share-Based Payment Reserves [Abstract]
Beginning balance	$ 64,621	$ 415,573
Share options exercised during the period	(15,577)	(183,112)
Reversal of prior provisions	(39,701)	(167,840)
Ending balance	$ 9,343	$ 64,621